Supplementary cash flow information (Schedule of change in non-cash working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ (70,343)	$ 88,482
Other financial assets/liabilities	(7,027)	11,977
Inventories	18,150	(13,032)
Prepaid expenses	16,392	(5,377)
Trade and other payables	(31,450)	2,449
Provisions and other liabilities	(18,866)	11,575
Increase (decrease) in working capital	$ (93,144)	$ 96,074